Prepayments and Other Current Assets - Allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Balance at the beginning of the year	¥ 53,877	¥ 1,133	¥ 0
Additions charged to bad debt expense	64,324	82,167	1,133
Write-offs		(37,180)	0
Balance at the end of the year	118,201	53,877	1,133
Cumulative effect of adoption adjusted balance
Balance at the beginning of the year	¥ 53,877	8,890	0
Balance at the end of the year		53,877	8,890
Cumulative effect adoption adjustment
Balance at the beginning of the year		¥ 7,757	0
Balance at the end of the year			¥ 7,757